Provisions - Additional Information (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 INR (₨)
Tax Other Than Income Tax Contingent Liability
Disclosure Of Provisions [Line Items]
Claims (excluding demands from Income tax authorities)	$ 33	₨ 2,300	$ 40	₨ 2,600
Provision for Post Sales Client Support and Other Provisions
Disclosure Of Provisions [Line Items]
Description of expected period to be utilized	6 months to 1 year